Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	$ 865	$ 2,724	$ 3,065	$ 4,449	$ 4,916
Impaired loans due to COVID-19, net	1,620	1,483		1,532
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	865	2,724		4,449
Impaired loans due to COVID-19, net	3,135	5,129		9,054
Other impaired loans, net	1,731	2,572		1,064
Total	5,731	10,425		14,567
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	865	2,724
Impaired loans due to COVID-19, net	3,135	5,129
Other impaired loans, net	1,731	2,572
Total	5,731	10,425
Fair Value of Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	865	2,724		4,449
Impaired loans due to COVID-19, net	3,135	5,129		9,054
Other impaired loans, net	1,731	2,572		1,064
Total	$ 5,731	10,425		14,567
Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets		2,724		4,449
Impaired loans due to COVID-19, net		5,129		9,054
Other impaired loans, net		2,572		1,064
Total		$ 10,425		$ 14,567